DISCONTINUED OPERATIONS (Details) (USD $)	12 Months Ended			1 Months Ended			3 Months Ended	1 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Aug. 31, 2012	Oct. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Apr. 30, 2013	Mar. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying value of vessels disposed of in 2012	$ 0	$ 0	$ 107,027,000					$ 107,027,000
Carrying value of vessel held for sale at December 31, 2012	0	0	21,523,000					21,523,000
Operating revenues	0	(226,000)	24,513,000
Net gain (loss) on sale of assets	0	254,000	(13,088,000)
Impairment loss on vessels	0	(5,342,000)	(41,597,000)
Net loss from discontinued operations	(258,000)	(7,433,000)	(59,311,000)
VLCC Hampstead [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from failed sale					2,400,000
Proceeds from sale of vessels		200,000		22,200,000
Net gain (loss) on sale of assets		200,000		(12,700,000)
VLCC Titan Venus [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of vessels						19,800,000
Impairment loss on vessels							(14,700,000)
VLCC Kensington [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of vessels								22,500,000
Net gain (loss) on sale of assets								(400,000)
Impairment loss on vessels							(13,500,000)
VLCC Mayfair [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of vessels									16,900,000
Impairment loss on vessels							$ (13,400,000)			$ (5,300,000)